Equity (Tables)	12 Months Ended
Mar. 31, 2019
Equity
Schedule of distributions declared
The following table summarizes distributions declared on our common units during the last three fiscal years:

Date Declared	Record Date	Payment Date	Amount Per Unit	Amount Paid to Limited Partners	Amount Paid to General Partner
				(in thousands)	(in thousands)
April 21, 2016	May 3, 2016	May 13, 2016	$0.3900	$40,626	$70
July 21, 2016	August 4, 2016	August 12, 2016	$0.3900	$41,146	$71
October 20, 2016	November 4, 2016	November 14, 2016	$0.3900	$41,907	$72
January 19, 2017	February 3, 2017	February 14, 2017	$0.3900	$42,923	$74
April 24, 2017	May 8, 2017	May 15, 2017	$0.3900	$46,870	$80
July 20, 2017	August 4, 2017	August 14, 2017	$0.3900	$47,460	$81
October 19, 2017	November 6, 2017	November 14, 2017	$0.3900	$47,000	$81
January 23, 2018	February 6, 2018	February 14, 2018	$0.3900	$47,223	$81
April 24, 2018	May 7, 2018	May 15, 2018	$0.3900	$47,374	$82
July 24, 2018	August 8, 2018	August 14, 2018	$0.3900	$47,600	$82
October 23, 2018	November 8, 2018	November 14, 2018	$0.3900	$48,260	$83
January 22, 2019	February 6, 2019	February 14, 2019	$0.3900	$48,373	$83
April 24, 2019	May 7, 2019	May 15, 2019	$0.3900	$49,127	$85

Service awards
Equity
Schedule of awards activity
The following table summarizes the Service Award activity during the years ended March 31, 2019, 2018 and 2017:

Unvested Service Award units at March 31, 2016	2,297,132
Units granted	3,124,600
Units vested and issued	(2,350,082)
Units forfeited	(363,150)
Unvested Service Award units at March 31, 2017	2,708,500
Units granted	1,964,911
Units vested and issued	(2,260,011)
Units forfeited	(134,525)
Unvested Service Award units at March 31, 2018	2,278,875
Units granted	3,141,993
Units vested and issued	(2,833,968)
Units forfeited	(278,500)
Unvested Service Award units at March 31, 2019	2,308,400

Schedule of scheduled vesting of awards	The following table summarizes the scheduled vesting of our unvested Service Award units at March 31, 2019:

Year Ending March 31,	Number of Units
2020	1,005,725
2021	869,425
2022	433,250
Total	2,308,400

Schedule of estimated equity-based expense to be recorded on the awards granted
The following table summarizes the estimated future expense we expect to record on the unvested Service Award units at March 31, 2019 (in thousands):

Year Ending March 31,
2020	$8,168
2021	4,154
2022	1,350
Total	$13,672

Performance awards
Equity
Schedule of awards activity
The following table summarizes the Performance Award activity during the years ended March 31, 2019, 2018 and 2017:

Unvested Performance Award units at March 31, 2016	637,382
Units granted	932,309
Units forfeited	(380,691)
Unvested Performance Award units at March 31, 2017	1,189,000
Units granted	224,000
Units forfeited	(496,000)
Unvested Performance Award units at March 31, 2018	917,000
Units forfeited	(445,500)
Units canceled	(471,500)
Unvested Performance Award units at March 31, 2019	—

Class A Convertible Preferred Units
Equity
Schedule of distributions declared
The following table summarizes distributions declared on our Class A Preferred Units during the last three fiscal years:

Date Declared	Payment Date	Amount Paid to Class A Preferred Unitholders
		(in thousands)
July 21, 2016	August 12, 2016	$1,795
October 20, 2016	November 14, 2016	$6,449
January 19, 2017	February 14, 2017	$6,449
April 24, 2017	May 15, 2017	$6,449
July 20, 2017	August 14, 2017	$6,449
October 19, 2017	November 14, 2017	$6,449
January 23, 2018	February 14, 2018	$6,449
April 24, 2018	May 15, 2018	$6,449
July 24, 2018	August 14, 2018	$6,449
October 23, 2018	November 14, 2018	$6,449
January 22, 2019	February 14, 2019	$6,449
April 24, 2019	May 10, 2019	$4,034

Class B Perpetual Preferred Units
Equity
Schedule of distributions declared
The following table summarizes distributions declared on our Class B Preferred Units during the last two fiscal years:

Date Declared	Record Date	Payment Date	Amount Paid to Class B Preferred Unitholders
			(in thousands)
September 18, 2017	September 29, 2017	October 16, 2017	$5,670
December 19, 2017	December 29, 2017	January 15, 2018	$4,725
March 19, 2018	April 2, 2018	April 16, 2018	$4,725
June 19, 2018	July 2, 2018	July 16, 2018	$4,725
September 12, 2018	October 1, 2018	October 15, 2018	$4,725
December 17, 2018	December 31, 2018	January 15, 2019	$4,725
March 15, 2019	April 1, 2019	April 15, 2019	$4,725